Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
iShares Edge MSCI Min Vol USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF Ticker: SMMV Stock Exchange: Cboe BZX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to track the investment results of the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the performance of small-capitalization U.S. equities that in the aggregate have lower volatility characteristics relative to the small-capitalization U.S. equity market. In constructing the Underlying Index, MSCI uses a rules-based methodology to select securities from the MSCI USA Small Cap Index (the “Parent Index”), which is a capitalization-weighted index that represents approximately 14% of the free-float adjusted market capitalization in the U.S., and to determine the weightings of such securities in the Underlying Index. Under the rules-based methodology, securities and weightings of the Underlying Index are established based on pre-established parameters and discretionary factors are not relied on.

Generally, the rules-based methodology includes specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases, by sector and country, established rules relating to handling of special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI seeks to construct a portfolio of the lowest absolute volatility, as measured by MSCI, using its multi-factor risk model. The portfolio is then further refined by an optimization tool that aims to determine the lowest absolute volatility based on the projected “riskiness” of securities in the Parent Index while applying constraints based on established minimum and maximum weightings of index constituents and sectors as well as factor constraints (for example, liquidity and financial leverage) as measured by MSCI.

As of July 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the financials and real estate industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of this prospectus (the “Prospectus”)), a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Calculation Methodology Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Underlying Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund will not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Real Estate Investment Risk. The Fund may invest in companies that invest in real estate (“Real Estate Companies”), such as real estate investment trusts (“REITs”) or real estate holding and operating companies, which expose investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially magnify the Fund’s losses. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company's ability to meet its payment obligations or its financing activity and could decrease the market prices for REITs and for properties held by such REITs.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Volatility Risk. Although the Underlying Index was created by the Index Provider to seek lower volatility than the Parent Index and the Fund's name reflects the name of the Underlying Index as provided by the Index Provider, there is no guarantee that the Index Provider will be successful in creating an index that minimizes volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund's portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the periods shown above was 7.64% in the 2nd quarter of 2018; the worst was -10.76% in the 4th quarter of 2018.

Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Edge MSCI Min Vol USA Small-Cap ETF | iShares Edge MSCI Min Vol USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
2017	rr_AnnualReturn2017	13.95%
2018	rr_AnnualReturn2018	1.48%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.76%)
One Year	rr_AverageAnnualReturnYear01	1.48%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2016
iShares Edge MSCI Min Vol USA Small-Cap ETF | Return After Taxes on Distributions | iShares Edge MSCI Min Vol USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.95%	[3]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.71%	[3]
iShares Edge MSCI Min Vol USA Small-Cap ETF | Return After Taxes on Distributions and Sale of Fund Shares | iShares Edge MSCI Min Vol USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.04%	[3]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.25%	[3]
iShares Edge MSCI Min Vol USA Small-Cap ETF | MSCI USA Small Cap Minimum Volatility (USD) Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.74%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.57%

[1]	The amount rounded to 0.00%.
[2]	The Fund’s year-to-date return as of September 30, 2019 was 19.31%.
[3]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.